SCHEDULE OF FOREIGN CURRENCY TRANSLATION (Details)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
CHINA
Balance sheet items, except for equity accounts	7.1636	7.2672
Items in the statements of operations and comprehensive income (loss), and statements of cash flows	7.2143	7.2248	6.9536
HONG KONG
Balance sheet items, except for equity accounts	7.8499	7.8083
Items in the statements of operations and comprehensive income (loss), and statements of cash flows	7.7893	7.8190	7.8373